Events after the reporting period (Details) R$ in Millions, $ in Millions		3 Months Ended
	May 11, 2026 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)		May 11, 2026 BRL (R$)	Feb. 11, 2026
Disclosure of non-adjusting events after reporting period [line items]
Profit (loss) from discontinued operations		$ 9.9	$ (16.2)	[1]
Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Profit (loss) from discontinued operations		$ 9.9	$ (16.2)
I-Systems Solues de Infraestrutura S.A.
Disclosure of non-adjusting events after reporting period [line items]
Agreed to sell equity interest						51.00%
Disposal of major subsidiary | I-Systems Solues de Infraestrutura S.A.
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership interest in business disposed	51.00%
Notional amount of derivative contracts entered into to hedge consideration denominated in foreign currencies for discontinued operation	$ 178.0				R$ 935

[1]	The results for the three months ended March 31, 2025 have been re-presented to reflect that the results of the Latam segment are now reported as a discontinued operation. See note 20.1 for more information.